SHAREHOLDERS' EQUITY (Summary of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of shares upon exercise
Outstanding at beginning of year	1,937,908	1,763,017
Granted	1,473,400	1,149,500
Vested	(829,910)	(681,433)
Forfeited	(325,778)	(293,176)
Unvested at end of year	2,255,620	1,937,908
Weighted average share price
Outstanding at beginning of year	$ 12.92	$ 8.63
Granted	5.22	16.26
Vested	15.82	15.82
Forfeited	5.78	16.39
Unvested at end of year	$ 8.52	$ 12.92